Nationwide Dow Jones® Risk-Managed Income ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 99.3%
		Communication Services - 2.5%
5,044		Verizon Communications, Inc.		$179,718
5,044		Walt Disney Company (a)		443,670
				623,388
		Consumer Discretionary - 13.4%
5,044		Home Depot, Inc.		1,429,722
5,044		McDonald's Corporation		1,438,095
5,044		NIKE, Inc. - Class B		530,931
				3,398,748
		Consumer Staples - 7.5%
5,044		Coca-Cola Company		300,925
5,044		Procter & Gamble Company		718,770
5,044		Walgreens Boots Alliance, Inc.		153,186
5,044		Walmart, Inc.		740,813
				1,913,694
		Energy - 3.0%
5,044		Chevron Corporation		759,727
		Financials - 20.0%
5,044		American Express Company		799,777
5,044		Goldman Sachs Group, Inc.		1,633,751
5,044		JPMorgan Chase & Company		684,521
5,044		Travelers Companies, Inc.		853,647
5,044		Visa, Inc. - Class A		1,114,875
				5,086,571
		Health Care - 19.3%
5,044		Amgen, Inc.		1,112,959
5,044		Johnson & Johnson		782,123
5,044		Merck & Company, Inc.		556,908
5,044		UnitedHealth Group, Inc.		2,457,638
				4,909,628
		Industrials - 13.9%
5,044		3M Company		470,656
5,044		Boeing Company (a)		1,037,551
5,044		Caterpillar, Inc.		1,037,803
5,044		Honeywell International, Inc.		966,430
				3,512,440
		Information Technology - 18.7%
5,044		Apple, Inc.		894,049
5,044		Cisco Systems, Inc.		250,535
5,044		Intel Corporation		158,583
5,044		International Business Machines Corporation		648,608
5,044		Microsoft Corporation		1,656,400
5,044		Salesforce, Inc. (a)		1,126,729
				4,734,904
		Materials - 1.0%
5,044		Dow, Inc.		246,046
		TOTAL COMMON STOCKS (Cost $26,567,675)		25,185,146

Contracts			Notional Amount
		PURCHASED OPTIONS (b) - 0.1%
765		Dow Jones Industrial Average Index Put, Expiration: 06/16/2023, Exercise Price: $300.00	$25,174,620	18,360
		TOTAL PURCHASED OPTIONS (Cost $46,911)		18,360
Shares
		SHORT-TERM INVESTMENTS - 0.4%
		Money Market Funds - 0.4%
90,009		Invesco Government & Agency Portfolio - Institutional Class, 5.04% (c)		90,009
		TOTAL SHORT-TERM INVESTMENTS (Cost $90,009)		90,009

		Total Investments (Cost $26,704,595) - 99.8%		25,293,515
		Other Assets in Excess of Liabilities - 0.2%		66,493
		NET ASSETS - 100.0%		$25,360,008

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Exchange traded.
	(c)	Rate shown is the annualized seven-day yield as of May 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Nationwide Dow Jones® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,185,146	$-	$-	$25,185,146
Purchased Options	18,360	-	-	18,360
Short-Term Investments	90,009	-	-	90,009
Total Investments in Securities	$25,293,515	$-	$-	$25,293,515

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.